Receivable from Railway Program Execution Unit - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Oct. 31, 2017
Disclosure of receivables [abstract]
Receivable from railway program execution unit		$ 117,407
Valuation of asset	$ 133,044